Share Capital - Schedule of Classes of Share Capital (Details) - CNY (¥) ¥ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	¥ 83,050	¥ 69,726	¥ 69,726
Shares held for share award schemes (note ii)	(69)	(25)
Repurchase of shares	(2,725)	(462)
Acquisition of Ximalaya amount	4,986
Ending balance	¥ 81,073	¥ 86,375	¥ 83,050
Share Capital [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Balance, shares	3,147,809,000	3,097,809,008	3,097,809,008
Beginning balance	¥ 2	¥ 2	¥ 2
Number of shares allotted and issued for share award schemes		50,000,000
Shares cancellation		(5)
Acquisition of Ximalaya share	153,795,303
Balance, shares	3,301,604,303	3,147,809,003	3,147,809,000
Ending balance	¥ 2	¥ 2	¥ 2
Additional Paid-In Capital [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	29,919	29,035	29,035
Exercise of share options/ RSUs (note i)	120	428
Acquisition of Ximalaya amount	4,894
Ending balance	34,933	29,463	29,919
Shares held for share award schemes [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	(801)	(520)	(520)
Shares held for share award schemes (note ii)	(69)	(25)
Ending balance	(870)	(545)	(801)
Treasury shares [member]
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	(664)	(550)	(550)
Exercise of share options/ RSUs (note i)		73
Repurchase of shares	(2,725)	(462)
Ending balance	¥ (3,389)	¥ (939)	¥ (664)